Loans Payable (Details)							1 Months Ended							9 Months Ended		12 Months Ended
	Jul. 14, 2020 $ / shares shares	Feb. 11, 2020 USD ($)	Aug. 16, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 04, 2019 USD ($)	Oct. 10, 2018	Jun. 15, 2021 USD ($)	Apr. 10, 2020	Dec. 10, 2019 USD ($)	Oct. 21, 2019 USD ($)	Sep. 23, 2019 USD ($)	Aug. 16, 2019 USD ($)	Aug. 16, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 14, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 08, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 17, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 27, 2018 USD ($)	Apr. 12, 2017 USD ($)	Mar. 31, 2012 USD ($) shares
Loans Payable (Details) [Line Items]
Maturity date																						Feb. 27, 2022
Description of loan payable							On June 15, 2021, in connection with the merger transaction described in Note 3, Reverse Merger, the Company assumed CARES Act Loans totaling $2,160,000 that were originally received by ADEX. Collectively, these amounts are the “PPP Funds.”These loan agreements were pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for six months and will accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date. There is no prepayment penalty on the CARES Act Loan. On November 4, 2020, High Wire received approval for forgiveness of its $873,400 CARES Act Loan. On March 30, 2021, JTM received approval for forgiveness of its $250,800 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021. On August 6, 2021, High Wire received approval for forgiveness of its $873,465 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021. As of September 30, 2021 and December 31, 2020, the aggregate balance of these loans was $2,160,000 and $250,800, respectively, and is included in loans payable on the unaudited condensed consolidated balance sheets.
Repaid on aggregate amount														$ 40,195	$ 391,780
Cash														$ 2,264,689		$ 436,448
Promissory Note Issued to Jeffrey Gardner and James Marsh [Member]
Loans Payable (Details) [Line Items]
Interest rate														5.50%
Aggregate amount																						$ 4,000,000
Accrued interest rate																						5.50%
Cash payments																321,487
Owed value														$ 2,292,971
Commercial Paper Twenty Three [Member]
Loans Payable (Details) [Line Items]
Aggregate amount											$ 66,855
Cash payments														$ 6,181		$ 12,362
Loan interest														4.70%
Finance charge											$ 10,406
Annual percentage rate											4.70%
Debt Instrument, payment due											$ 77,261
Monthly payment														$ 1,030.15
Auto loan														$ 45,871
Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Accrued interest rate																6.00%
Principal amount				$ 1,325,895	$ 1,460,000
Description of loan payable			Under the Financing Agreement, the Financing Parties sold to C6 Capital future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.					the weekly payment amount was reduced from $4,219 to $1,266. The final payment is now estimated to be due on April 16, 2021.
Owed to a non-related party, Description																$ 0
Common stock subscribed																74,742	$ 74,742
Repaid on aggregate amount																6,836,492	28,795,279
Debt discount																38,874	280,174
Loss on settlement of debt																$ 1,490
Purchase price					$ 1,000,000
Maturity date																Aug. 11, 2020
Purchase price													$ 250,000			$ 349,750
Cash			$ 95,000									$ 95,000	95,000			580,800	375,141
Original balance																$ 107,156
Class of warrants purchase to shares (in Shares) | shares	200,000
Exercise price (in Dollars per share) | $ / shares	$ 0.18
Description of warrants expire	The warrant expires on July 1, 2021.
Debt conversion instrument description																Pursuant to the terms of the Financing Agreement, the Company agreed to pay C6 Capital $10,045 each week based upon an anticipated 20% of its future receivables until such time as $337,500 had been paid, a period C6 Capital and the Financing Parties estimated to be approximately eight months. In the event that the Financing Agreement was paid off earlier than eight months, there was to be a discount to the sum owed.
Debt instrument, current																$ 156,696	180,804
Debt financing agreement, description																Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $11,658 each week based upon an anticipated 25% of its future receivables until such time as $349,750 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.
Notes loan payable current																$ 198,192
NotesLoansPayableCurrent																$ 37,801
Maturity term																2 years
Business Combination, Integration Related Costs																$ 2,920,125
Spectrum Global Solutions, Inc. [Member] | Commercial Paper Twenty Three [Member]
Loans Payable (Details) [Line Items]
Aggregate amount									$ 135,000
Description of loan payable									Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $4,219 each week based upon an anticipated 15% of its future receivables until such time as $135,000 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately eight months.
Owed to a non-related party, Description																19,407
Debt discount																1,072
Purchase price									$ 100,000
Cash									97,000
Original balance																	8,437
Debt discount									38,000
Spectrum Global Solutions, Inc. [Member] | Promissory note issued to S. Kahn [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																7,760					$ 10,000
Spectrum Global Solutions, Inc. [Member] | Loan with Heritage Bank [Member]
Loans Payable (Details) [Line Items]
Description of loan payable						Under the Loan and Security Agreement, the Borrower may borrow an aggregate outstanding amount not to exceed the lesser of up to (i) $5,000,000 or (ii) the Borrowing Base (as defined in the Loan and Security Agreement) through one or more advances through October 10, 2020 (the “Maturity Date”), subject to the Lender’s satisfactory annual review of the Borrower which is currently ongoing.
Spectrum Global Solutions, Inc. [Member] | Loan and Security Agreement [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																							$ 3,483,015
Debt discount																							$ 257,194
Spectrum Global Solutions, Inc. [Member] | Commercial Paper Eighteen [Member]
Loans Payable (Details) [Line Items]
Maturity date				Apr. 28, 2019
Spectrum Global Solutions, Inc. [Member] | Commercial Paper Twenty one [Member]
Loans Payable (Details) [Line Items]
Aggregate amount			337,500									337,500	337,500
Owed to a non-related party, Description																0
Debt discount			95,000									95,000	95,000
Loss on settlement of debt																1,490
Purchase price												250,000
Cash			$ 242,500									242,500	$ 242,500
Original balance												$ 10,045				156,696	180,804
Percentage of future receivable												20.00%
Spectrum Global Solutions, Inc. [Member] | Loan with RDM Capital Funding [Member]
Loans Payable (Details) [Line Items]
Aggregate amount									$ 337,500
Description of loan payable									Pursuant to the terms of the Financing Agreement, the Company agreed to pay RDM Capital Funding $10,574 each week based upon an anticipated 3% of its future receivables until such time as $337,500 had been paid, a period RDM Capital Funding and the Financing Parties estimated to be approximately eight months.
Owed to a non-related party, Description																0
Debt discount									$ 95,000							62,652
Loss on settlement of debt																34,503
Purchase price									250,000
Cash									$ 242,500
Original balance																	21,094
Cash payments																253,754
Loan and Security Agreement [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Description of loan payable						In addition, the Company issued a warrant (the “Warrant”) to the Lender to purchase an amount of shares of the Company’s common stock equal to $150,000 divided by the Warrant Price (as defined in the Warrant) at a price per share equal to 125% of the prior day’s closing price.
Owed to a non-related party, Description																41,361	3,122,638				53,300
Repaid on aggregate amount																3,142,796	27,132,642
Interest payable prime rate, percentage						2.00%
Debt discount																	149,180
Received on aggregate amount																6,167,328	26,772,037
Repaid net amount																	360,605
Loss on settlement of debt		$ 149,180
Financing Agreement [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Description of loan payable					Pursuant to the terms of the Financing Agreement, the Company agreed to pay Libertas $31,602 each week based upon an anticipated 20% of its future receivables until such time as $1,460,000 had been paid, a period Libertas and the Financing Parties estimated to be approximately eleven months.
Owed to a non-related party, Description																	0
Original balance																151,558
Promissory note issued to 0738856 BC Ltd [Member]
Loans Payable (Details) [Line Items]
Interest rate														4.50%
Accrued interest rate										4.50%
Cash payments														$ 40,809		52,509
Owed value														318,147
Due Date										Oct. 09, 2024
Principal amount										$ 420,000
Principal and interest										5,851
Final balloon payment										$ 139,033
Promissory note issued to 0738856 BC Ltd [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																2,636					$ 3,400
Promissory note issued to Old Main Capital LLC [Member]
Loans Payable (Details) [Line Items]
Owed value														$ 217,400
Principal amount																								$ 500,000
Outstanding principal							$ 217,400
Promissory note issued to Old Main Capital LLC [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																$ 12,000	12,000
Promissory note																									$ 12,000
CARES Act Loans [Member]
Loans Payable (Details) [Line Items]
Loan received																		$ 250,800	$ 873,465	$ 873,400
CARES Act Loans [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Interest rate																1.00%
Description of loan payable																On April 27, 2020 and October 14, 2020, the Company’s ADEX subsidiary received $2,692,125 and $150,000 respectively (the “PPP Funds”). On May 12, 2020, the Company’s AWS PR subsidiary received $78,000 in PPP Funds. ADEX entered into loan agreements with Heritage Bank of Commerce and AWS PR entered into a loan agreement with Banco Popular de Puerto Rico. Additionally, on April 21, 2020 and May 14, 2020, the Company’s former AWS and TNS subsidiaries received $682,400 and $108,658, respectively, in PPP Funds. AWS entered into a loan agreement with Iberia Bank and TNS entered into a loan agreement with TCF National Bank. In connection with the sales of these subsidiaries discussed in Note 3, Disposals of Subsidiaries, these CARES Act Loans were assumed by the purchasers. These loan agreements were pursuant to the CARES Act.
Promissory note issued to 0738856 BC Ltd [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																$ 15,000
Debt discount																79,087	79,087
Promissory note issued to Bluekey Energy [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																7,500
Subscription amount due to T. Warkentin [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Owed to a non-related party, Description																										$ 50,000
Common stock share subscriptions (in Shares) | shares																										167
Common stock subscribed																50,000	50,000
Promissory Note Six [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Principal amount																217,400
Acquisition of purchase price																500,000
Repaid on aggregate amount																57,600
Debt discount																$ 20,272	$ 20,272
Unsecured Debt [Member] | Spectrum Global Solutions, Inc. [Member] | Promissory note issued to Old Main Capital LLC [Member]
Loans Payable (Details) [Line Items]
Interest rate																									10.00%
Secured Debt [Member] | Spectrum Global Solutions, Inc. [Member] | Loan with Heritage Bank [Member]
Loans Payable (Details) [Line Items]
Interest rate																2.00%
Common Stock [Member] | Loan and Security Agreement [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Description of loan payable						the Company also issued a warrant to purchase 380 shares of the Company’s common stock at $375.00 per share for three years. The fair value of the warrants of $87,410 and $190,000 of debt issuance costs resulted in a discount to the note payable of $277,410
Financing Agreement [Member] | Spectrum Global Solutions, Inc. [Member]
Loans Payable (Details) [Line Items]
Purchase price																$ 250,000
Cash																242,500
Debt discount																$ 107,250
First Payment [Member] | Commercial Paper Twenty Three [Member]
Loans Payable (Details) [Line Items]
Due Date														Oct. 23, 2019
Final Payment [Member] | Commercial Paper Twenty Three [Member]
Loans Payable (Details) [Line Items]
Due Date														Dec. 23, 2025